Investment Strategy - Pacer Data and Digital Revolution ETF	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Index reconstitutes (companies are added or deleted) annually in May and rebalances (weights are reset) quarterly in February, May, August and November. All changes are effective after the close on the third Friday of February, May, August and November. Index Constituents are weighted based on their free-float market capitalization (i.e., market capitalization based on the number of shares available to the public), subject to the following constraints as of the time of each annual reconstitution and quarterly rebalance of the Index. Each Index Constituent’s weight is capped at 10% and the sum of Index Constituents with weights greater than 4.5% cannot exceed 45% of the total Index weight. If the foregoing limits would be exceeded at the time of each annual reconstitution and/or quarterly rebalance of the Index, the excess weight is proportionally redistributed to all Index Constituents with weights below such limits.